FORM 13F COVER PAGE

Report for the Calendar Quarter ended:  March 31,2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Cheswick Wright Wealth Management LLC
Address:          131 Rowayton Avenue
                  Rowayton, Connecticut 06853

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      May 4, 2007


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                                                    Wright Investors' Service, Inc.
                                                              FORM 13F
                                                             31-Mar-07

                                                      Form 13F Information Table                        Voting Authority
                                 Title                --------------------------                    ---------------------------
                                 of                       Value    Shares/  Sh/  Put/  Invstmt  Other
Name Of Issuer                   Class  CUSIP           (x$1000)   Prn Amt  Prn  Call  Dscretn  Mgr   Sole   Shared  None
-------------------------        -----  ---------     ----------  --------  ---- ----  -------  ---- ------ -------- -------


COMMON STOCK
------------
3M Co.                           COM    88579y101         1,590    20,809    SH         SOLE           3,414     0    17,395
AT&T Inc                         COM    00206r102         1,516    38,454    SH         SOLE          33,502     0     4,952
Abbott Laboratories              COM    002824100         2,775    49,739    SH         SOLE           5,785     0    43,954
Adobe Systems                    COM    00724F101           403     9,685    SH         SOLE               0     0     9,685
Air Products & Chemicals         COM    009158106           241     3,265    SH         SOLE           2,960     0       305
Alcoa Inc                        COM    013817101           201     5,920    SH         SOLE           5,365     0       555
Allergan Inc.                    COM    018490102         2,018    18,215    SH         SOLE               0     0    18,215
Altria Group Inc                 COM    02209s103           616     7,030    SH         SOLE           2,550     0     4,480
Amer Intl Group Inc              COM    026874107         8,494   126,362    SH         SOLE           6,166     0   120,196
American Express Co.             COM    025816109         2,840    50,362    SH         SOLE           9,380     0    40,982
Amerprise Financial              COM    03076C106           505     8,846    SH         SOLE               0     0     8,846
Amgen Inc                        COM    031162100         4,519    80,870    SH         SOLE           4,207     0    76,663
Amphenol Corp                    COM    032095101           282     4,380    SH         SOLE               0     0     4,380
Apple Inc.                       COM    037833100           813     8,760    SH         SOLE               0     0     8,760
Bank Of America Corp             COM    060505104         2,866    56,178    SH         SOLE          22,928     0    33,250
Berkshire Hathaway Cl B          COM    084670207           465       128    SH         SOLE               0     0       128
CBS Corp-Cl B                    COM    124857202           605    19,771    SH         SOLE          18,062     0     1,709
Caterpillar Inc                  COM    149123101           552     8,235    SH         SOLE           7,490     0       745
Chevron Corp                     COM    166764100         1,138    15,392    SH         SOLE          13,327     0     2,065
Cisco System Inc                 COM    17275r102        10,003   391,850    SH         SOLE          20,657     0   371,193
Citigroup Inc                    COM    172967101        18,096   352,493    SH         SOLE          19,932     0   332,561
Coach Inc.                       COM    189754104         2,324    46,440    SH         SOLE               0     0    46,440
Coca Cola Co.                    COM    191216100         3,426    71,382    SH         SOLE           5,722     0    65,660
Computer Sciences Corp           COM    205363104           390     7,480    SH         SOLE           6,790     0       690
ConocoPhillips                   COM    20825c104           857    12,550    SH         SOLE           2,390     0    10,160
Costco Wholesale Corp            COM    22160k105           335     6,224    SH         SOLE           5,639     0       585
Danaher Corporation              COM    235851102         3,903    54,635    SH         SOLE               0     0    54,635
Exelon Corp                      COM    30161n101           524     7,632    SH         SOLE           6,992     0       640
Expeditors Int'l                 COM    302130109           341     8,255    SH         SOLE               0     0     8,255
Exxon Mobil Corp                 COM    30231g102         8,965   118,823    SH         SOLE          17,309     0   101,514
Fannie Mae                       COM    313586109           611    11,200    SH         SOLE               0     0    11,200
Firstenergy Corp                 COM    337932107           227     3,427    SH         SOLE           3,137     0       290
Fiserve Inc.                     COM    337738108         1,886    35,560    SH         SOLE               0     0    35,560
Freddie Mac                      COM    313400301           303     5,100    SH         SOLE               0     0     5,100
Genentech Inc.                   COM    368710406         1,314    16,010    SH         SOLE               0     0    16,010
General Electric Co.             COM    369604103         2,296    64,941    SH         SOLE          12,547     0    52,394
Goldman Sachs Group Inc          COM    38141g104         6,174    29,880    SH         SOLE           1,025     0    28,855
Hewlett-Packard Co.              COM    428236103           725    18,073    SH         SOLE          16,433     0     1,640
Home Depot Inc                   COM    437076102           396    10,769    SH         SOLE           9,742     0     1,027
Honeywell Intl Inc               COM    438516106           400     8,680    SH         SOLE           7,180     0     1,500
I B M                            COM    459200101           985    10,445    SH         SOLE           6,445     0     4,000
Illinois Tool Works              COM    452308109           304     5,894    SH         SOLE           5,369     0       525
Intel Corp                       COM    458140100         6,777   354,283    SH         SOLE          26,627     0   327,656
JP Morgan Chase & Co.            COM    46625h100           663    13,702    SH         SOLE          12,512     0     1,190
Johnson & Johnson                COM    478160104        18,182   301,727    SH         SOLE           8,085     0   293,642
Lehman Brothers                  COM    524908100         3,797    54,190    SH         SOLE               0     0    54,190
McDonalds Corp                   COM    580135101           625    13,872    SH         SOLE          12,642     0     1,230
McGraw-Hill Co.                  COM    580645109           268     4,268    SH         SOLE               0     0     4,268
Medis Technologies               COM    58500P107           284    16,800    SH         SOLE               0     0    16,800
Medtronic Inc                    COM    585055106         2,210    45,058    SH         SOLE           8,977     0    36,081
Metlife Inc                      COM    59156r108           422     6,680    SH         SOLE           5,975     0       705
Microsoft Corp                   COM    594918104        13,363   479,507    SH         SOLE          23,003     0   456,504
Molson Coors Brewing Co-B        COM    60871r209           331     3,500    SH         SOLE           3,170     0       330
Morgan St Dean Witter Discover & COM    617446448           596     7,571    SH         SOLE           6,952     0       619
Nordic American Tanker           COM    G65773106           222     6,150    SH         SOLE               0     0     6,150
Pepsico Inc                      COM    713448108         1,281    20,163    SH         SOLE           7,615     0    12,548
Pfizer Inc                       COM    717081103         5,644   223,455    SH         SOLE          28,252     0   195,203
Procter & Gamble                 COM    742718109         3,268    51,752    SH         SOLE           6,930     0    44,822
Rockwell Automation              COM    773903109           231     3,860    SH         SOLE               0     0     3,860
Sabine Royalty Trust             COM    785688102           395     9,595    SH         SOLE               0     0     9,595
San Juan Basin Royalty Trust     COM    798241105           841    26,950    SH         SOLE               0     0    26,950
Schlumberger Ltd                 COM    806857108         3,982    57,629    SH         SOLE           7,274     0    50,355
Sigma-Aldrich                    COM    826552101         1,050    25,302    SH         SOLE           5,354     0    19,948
Staples Inc                      COM    855030102           305    11,796    SH         SOLE          10,749     0     1,047
Starbucks                        COM    855244109         1,075    34,310    SH         SOLE               0     0    34,310
State Street Corp.               COM    857477103         1,284    19,842    SH         SOLE               0     0    19,842
Stericycle                       COM    858912108         2,898    35,570    SH         SOLE               0     0    35,570
Suncor Energy                    COM    867229106         4,485    58,755    SH         SOLE               0     0    58,755
Synovus Financial Corp           COM    87161c105        18,053   558,231    SH         SOLE         558,231     0         0
Target Corp                      COM    87612e106           574     9,692    SH         SOLE           8,857     0       835
Time Warner Inc                  COM    887317105           278    14,075    SH         SOLE          12,795     0     1,280
Transocean Inc.                  COM    G90078109         3,988    48,820    SH         SOLE               0     0    48,820
TXU Corp.                        COM    873168108           340     5,305    SH         SOLE               0     0     5,305
United Health Group Inc          COM    91324p102           654    12,339    SH         SOLE          11,384     0       955
United Parcel Service            COM    911312106           223     3,185    SH         SOLE           2,892     0       293
United Technologies              COM    913017109           527     8,104    SH         SOLE           7,479     0       625
Varian Medical                   COM    92220P105         6,884   144,360    SH         SOLE               0     0   144,360
Wellpoint Inc                    COM    94973v107           468     5,765    SH         SOLE           5,260     0       505
Wells Fargo Company              COM    949746101        15,988   464,367    SH         SOLE          13,258     0   451,109
Zimmer Holdings Inc.             COM    98956P102         1,411    16,525    SH         SOLE               0     0    16,525
                                                       ----------
Total Common Stock                                      221,091

ADR'S
-------
BP PLC ADR                              055622104           207     3,200    SH         SOLE               0     0     3,200
Canadian Natural Resources ADR          136385101           272     4,940    SH         SOLE               0     0     4,940
Teva Pharmaceuticals ADR                881624209         4,353   116,310    SH         SOLE               0     0   116,310
Toyota Motors ADR                       892331307         1,780    13,895    SH         SOLE               0     0    13,895
                                                       -----------
Total ADR'S                                               6,612
                                                       -----------
GRAND TOTAL                                             227,703
                                                       ===========


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   84
Form 13F Information Table Value Total:             $227,703



List of Other Included Managers:            NONE
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